INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment Properties:
Balance, beginning of year	$ 2,733,568
Fair value gains, net	354,707	$ 212,106	[1]
Balance, end of year	3,424,978	2,733,568
Income-producing properties
Investment Properties:
Balance, beginning of year	2,714,684	2,646,292
Capital expenditures: Maintenance or improvements	8,164	21,065
Capital expenditures: Developments or expansions	19,986	72,774
Acquisitions (note 3)	542,998	154,726
Leasing commissions	3,340	3,573
Tenant incentives	816	803
Transfers to properties under development	(12,206)	(12,076)
Fair value gains, net	353,258	212,106
Foreign currency translation, net	147,336	12,800
Amortization of straight- line rent	4,274	(1,101)
Amortization of tenant incentives	(5,402)	(5,410)
Other changes	(972)	585
Classified as assets held for sale (note 5)	(372,291)	(391,453)
Balance, end of year	3,403,985	2,714,684
Properties under development
Investment Properties:
Capital expenditures: Developments or expansions	287
Transfers to properties under development	16,473
Foreign currency translation, net	249
Balance, end of year	17,009
Land held for development
Investment Properties:
Balance, beginning of year	18,884	6,803
Capital expenditures: Developments or expansions	66
Acquisitions (note 3)	1,232
Transfers to properties under development	(4,267)	12,076
Fair value gains, net	1,253
Foreign currency translation, net	196	5
Classified as assets held for sale (note 5)	(13,380)
Balance, end of year	$ 3,984	$ 18,884

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).